Allowance for doubtful accounts and credit losses - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, non-current	¥ 9,561	¥ 28,738